Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expense [Line items]
Administrative expenses	$ 1,112	$ 1,130	$ 1,091
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses	$ 38	$ 39	$ 38